Schedule of recognized deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other (Spain)	$ (1,636)	$ (1,614)
Total	2,204	2,350
Opening balance	2,350	2,537
Tax expense recognized in net income after tax	(434)	(239)
Impact of change in currency exchange rates	288	52
Closing balance	2,204	2,350
Portugal revenue [member]
IfrsStatementLineItems [Line Items]
Non-capital losses (Portugal)	2,057	2,204
Other assets (Portugal)	162	160
Spain revenue [member]
IfrsStatementLineItems [Line Items]
Other (Spain)	$ (15)	$ (14)